Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of operation of business segments

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Revenue
Maggot Debridement Therapy Product	56,599	78,957	34,417	25,301
Cosmeceutical Product	-	21,816	13,904	10,221
	56,599	100,773	48,321	35,522

Cost of revenues
Maggot Debridement Therapy Product	(36,621)	(46,684)	(45,592)	(33,516)
Cosmeceutical Product	-	(17,484)	(5,753)	(4,229)
	(36,621)	(64,168)	(51,345)	(37,745)

Gross profit
Maggot Debridement Therapy Product	19,978	32,273	(11,175)	(8,215)
Cosmeceutical Product	-	4,332	8,151	5,992
	19,978	36,605	(3,024)	(2,223)